Lease liabilities - (Tables)	12 Months Ended
Dec. 31, 2019
Lease liabilities
Summary of lease liabilities

Figures in million - SA rand	Notes	2019	2018	2017
Impact of adopting IFRS 16 on 1 January 2019	1	302.0	-	-
New leases and modifications		51.5
Lease liabilities on acquisition of subsidiaries	14.1	133.3	-	-
Repayment of lease liabilities		(131.7)	-	-
Interest charge	5	33.9	-	-
Re-classification and other		(5.7)	-	-
Foreign currency translation		(0.5)	-	-
Balance at end of the year		382.8	-	-
Current portion of lease liabilities		(110.0)	-	-
Non-current lease liabilities		272.8	-	-

Schedule of lease costs

Figures in million - SA rand	2019
Short-term leases	43.4
Leases of low value assets	54.2
Variable lease payments	13.1
Total	110.7

Schedule of lease maturities

Figures in million - SA rand	Total	Within one year	Between one and five years	After five years
Contractual undiscounted cash flows	474.9	140.0	297.8	37.1